Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Matters (Tables) [Abstract]
Summary of actual capital amounts and ratios compared to OCC requirements

The following is a summary of Hudson City Savings’ actual capital amounts and ratios as of December 31, 2011 and 2010, compared to the OCC minimum capital adequacy requirements and the OCC requirements for classification as a well-capitalized institution:

			OCC Requirements
	Bank Actual		Minimum Capital Adequacy		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2011
Tangible capital	$3,980,011	8.83%	$676,054	1.50%	n/a	n/a
Leverage (core) capital	3,980,011	8.83	1,802,810	4.00	$2,253,512	5.00%
Total-risk-based capital	4,245,598	20.00	1,698,024	8.00	2,122,531	10.00

December 31, 2010
Tangible capital	$4,799,114	7.95%	$904,977	1.50%	n/a	n/a
Leverage (core) capital	4,799,114	7.95	2,413,272	4.00	$3,016,590	5.00%
Total-risk-based capital	5,026,339	22.74	1,768,682	8.00	2,210,827	10.00